Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income
Gross premiums written	$ 17,511.2	$ 15,528.3
Net premiums written	13,835.6	12,431.0
Gross premiums earned	16,611.0	15,001.4
Premiums ceded to reinsurers	(3,381.3)	(2,935.4)
Net premiums earned	13,229.7	12,066.0
Interest and dividends	880.2	783.5
Share of profit of associates	169.6	221.1
Net gains on investments	1,716.2	252.9
Other revenue	5,537.1	4,434.2
Income	21,532.8	17,757.7
Expenses
Losses on claims, gross	11,758.9	10,598.6
Losses on claims, ceded to reinsurers	(3,070.8)	(2,775.2)
Losses on claims, net	8,688.1	7,823.4
Operating expenses	2,476.3	2,444.7
Commissions, net	2,206.8	2,051.0
Interest expense	472.0	347.1
Other expenses	5,456.9	4,229.4
Expenses	19,300.1	16,895.6
Earnings before income taxes	2,232.7	862.1
Provision for income taxes	261.5	44.2
Net earnings	1,971.2	817.9
Attributable to:
Shareholders of Fairfax	2,004.1	376.0
Non-controlling interests	(32.9)	441.9
Net earnings	$ 1,971.2	$ 817.9
Net earnings per share (in dollars per share)	$ 72.80	$ 12.03
Net earnings per diluted share (in dollars per share)	69.79	11.65
Cash dividends paid per share (in dollars per share)	$ 10	$ 10.0
Shares outstanding (weighted average) (in shares)	26,901,184	27,505,896